UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06567

Invesco Municipal Opportunity Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017
Invesco Municipal Opportunity Trust
NYSE: VMO

2 Letters to Shareholders

3 Trust Performance

3 Share Repurchase Program Notice

4 Dividend Reinvestment Plan

5 Schedule of Investments

25 Financial Statements

28 Notes to Financial Statements

34 Financial Highlights

35 Approval of Investment Advisory and Sub-Advisory Contracts

37 Proxy Results

Unless otherwise noted, all data provided by Invesco.
NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com.

Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2                         Invesco Municipal Opportunity Trust

Trust Performance

Performance summary Cumulative total returns, 2/28/17 to 8/31/17
Trust at NAV	4.91%
Trust at Market Value	3.62
S&P Municipal Bond Index▼ (Broad Market Index)	3.51
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.61
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index∎ (Peer Group Index)	5.58

Market Price Discount to NAV as of 8/31/17	-3.00

Source(s): ▼ FactSet Research Systems Inc.; ∎Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment grade US municipal bonds with maturities equal to or greater than five years.

    The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of general and insured municipal leveraged debt funds tracked by Lipper. These funds either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In October 2017, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Municipal Opportunity Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the

Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4                         Invesco Municipal Opportunity Trust

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–166.26%(a)
Alabama–3.40%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$6,045	$6,959,971
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts.(INS–AGM)(b)	5.00%	09/01/2039	1,580	1,793,126
Series 2014 A, Limited Special Tax GO Wts.(INS–AGM)(b)	5.00%	09/01/2044	1,580	1,783,504
Bessemer Governmental Utility Services Corp.; Series 2008 A, Ref. Water Supply RB (INS–AGC)(b)(c)	5.00%	06/01/2039	3,250	3,259,978
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/2030	3,350	3,676,558
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2045	930	1,028,831
Birmingham (City of) Water Works Board;
Series 2011, Water RB(c)(d)(e)	5.00%	01/01/2021	1,815	2,053,673
Series 2016 B, Ref. Sub. Water RB	5.00%	01/01/2043	1,565	1,819,485
Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/2043	1,600	1,512,036
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(c)	5.00%	09/01/2046	3,300	4,099,821
Mobile (City of) Industrial Development Board (Mobile Energy Services Co.); Series 1995, Ref. Solid Waste Disposal RB	6.95%	01/01/2020	5	0
Selma (City of) Industrial Development Board; Series 2009 A, Gulf Opportunity Zone RB	6.25%	11/01/2033	3,050	3,339,384
				31,326,367

Alaska–0.69%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	5,730	6,386,142

Arizona–3.62%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS–AGM)(b)	5.00%	03/01/2041	435	468,051
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	2,735	3,094,625
Arizona (State of) Transportation Board;
Series 2008 B, Highway RB(d)(e)	5.00%	07/01/2018	610	631,649
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2018	3,925	4,064,298
Series 2008 B, Highway RB(c)(d)(e)	5.00%	07/01/2025	2,005	2,076,157
Series 2011 A, Ref. Sub. Highway RB(c)(d)(e)	5.00%	07/01/2021	4,095	4,704,459
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	750	816,263
Series 2010, RB	5.13%	05/15/2040	1,500	1,633,710
Goodyear (City of) McDowell Road Commercial Corridor Improvement District; Series 2007, Special Assessment Improvement RB (INS–AMBAC)(b)	5.25%	01/01/2032	2,775	2,839,796
Phoenix (City of) Industrial Development Authority (Career Success Schools);
Series 2009, Education RB	7.00%	01/01/2029	735	738,028
Series 2009, Education RB	7.00%	01/01/2039	835	833,054
Series 2009, Education RB	7.13%	01/01/2045	790	790,648
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	630	716,058
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012,Lease RB	5.00%	06/01/2042	3,870	4,204,755
Pima (County of) Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	550	591,261
Salt River Project Agricultural Improvement & Power District; Series 2009 A, Electric System RB(c)	5.00%	01/01/2028	2,680	2,827,480
Yuma (City of) Industrial Development Authority (Regional Medical Center); Series 2014 A, Hospital RB	5.00%	08/01/2029	2,015	2,306,833
				33,337,125

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arkansas–0.17%
Pulaski (County of) Public Facilities Board; Series 2014, Healthcare RB	5.00%	12/01/2042	$1,420	$1,590,002

California–15.74%
Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub Lien RB	5.00%	10/01/2037	2,855	3,286,390
Anaheim (City of) Public Financing Authority (Anaheim Public Improvements); Series 1997 C, Sub. Lease CAB RB (INS–AGM)(b)(g)	0.00%	09/01/2020	2,630	2,524,932
Bay Area Toll Authority (San Francisco Bay Area);
Series 2008 F-1, Toll Bridge RB(c)(d)(e)	5.00%	04/01/2018	5,905	6,053,747
Series 2017, Ref. Sub. Toll Bridge RB	4.00%	04/01/2037	2,800	3,009,888
Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	3,150	3,651,354
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2028	1,050	796,194
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(g)	0.00%	06/01/2055	13,950	488,669
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB(d)(e)	6.00%	07/01/2019	1,400	1,531,404
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford);
Series 2017, RB	5.00%	11/15/2042	1,000	1,182,380
Series 2017, RB	5.00%	11/15/2056	2,195	2,550,853
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2027	1,740	1,895,417
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2030	2,025	2,186,939
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2037	4,445	4,790,154
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2009 A, RB	5.00%	04/01/2019	1,750	1,864,835
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	1,080	1,176,930
Series 2016 A, RB(f)	5.00%	12/01/2041	1,715	1,873,552
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, Water & Wastewater RB (INS–AGM)(b)	5.25%	10/01/2019	105	105,380
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/2031	1,575	1,696,574
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	1,590	1,718,806
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds(d)(e)	5.25%	07/01/2019	910	983,719
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	5,090	5,633,256
Series 2012, Ref. Unlimited Tax GO Bonds	5.25%	02/01/2030	730	854,399
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/2032	2,300	2,665,171
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,665	5,482,261
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2042	3,430	3,915,619
Series 2013, Ref. Various Purpose Unlimited Tax GO Bonds	5.25%	09/01/2030	1,000	1,207,170
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/2047	585	588,171
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)(d)(e)	5.00%	06/01/2020	5,795	6,455,630
Foothill-Eastern Transportation Corridor Agency; Series 2015, Ref. CAB Toll Road RB (INS–AGM)(b)(g)	0.00%	01/15/2034	5,235	2,831,088
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	7,365	7,358,371
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	3,540	3,525,769
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	1,725	2,006,675
Series 2015 A, Ref. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2040	5,000	5,772,650
Los Angeles (City of) Department of Water & Power;
Series 2012 B, Waterworks RB	5.00%	07/01/2037	1,000	1,149,990
Series 2012 B, Waterworks RB(c)	5.00%	07/01/2043	6,500	7,368,400

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (County of) Public Works Financing Authority; Series 1996 A, Ref. Sr. Lien RB (INS–AGM)(b)	5.50%	10/01/2018	$455	$465,733
Morongo Band of Mission Indians (The) (Enterprise Casino); Series 2008 B, RB(f)	5.50%	03/01/2018	50	50,665
Palomar Pomerado Health; Series 2009, COP(d)(e)	6.75%	11/01/2019	1,450	1,634,252
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/2040	2,750	3,005,530
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/2034	525	575,626
San Diego Community College District (Election of 2006); Series 2011, Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2021	8,460	9,775,953
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2010 F, Second Series RB	5.00%	05/01/2040	1,000	1,089,680
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2025	1,210	1,367,155
Series 2011 F, Ref. Second Series RB(h)	5.00%	05/01/2026	2,420	2,730,607
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB(c)	5.00%	11/01/2036	5,250	6,020,280
San Francisco (City & County of) Public Utilities Commission; Series 2012, Water RB	5.00%	11/01/2033	3,800	4,378,132
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	870	990,147
Southern California Public Power Authority (Milford Wind Corridor Phase II); Series 2011-1, RB(c)	5.25%	07/01/2029	1,950	2,253,323
Vernon (City of);
Series 2009 A, Electric System RB(d)(e)	5.13%	08/01/2019	695	739,883
Series 2009 A, Electric System RB	5.13%	08/01/2021	1,620	1,741,435
West Contra Costa Unified School District;
Series 2005, Unlimited Tax CAB GO Bonds(INS–NATL)(b)(g)	0.00%	08/01/2025	1,485	1,252,583
Series 2005, Unlimited Tax CAB GO Bonds(INS–NATL)(b)(g)	0.00%	08/01/2026	1,350	1,098,077
West Sacramento (City of) Financing Authority; Series 2006 A, Special Tax RB (INS–SGI)(b)	5.00%	09/01/2026	2,480	2,951,175
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	4,650	2,767,215
				145,070,188

Colorado–4.61%
Colorado (State of) Board of Governors; Series 2012 A, University Enterprise System RB (CEP–Colorado Higher Education Intercept Program)(c)	5.00%	03/01/2041	3,500	3,944,885
Colorado (State of) Educational & Cultural Facilities Authority (Academy of Charter Schools); Series 2004, Charter School RB (INS–SGI)(b)	5.50%	05/01/2036	5,000	5,016,150
Colorado (State of) Health Facilities Authority (Catholic Health Initiatives); Series 2009 A, RB	5.00%	07/01/2039	1,500	1,538,745
Colorado (State of) Health Facilities Authority (Catholic Health); Series 2006 C5, RB(c)(d)(e)	5.00%	05/01/2018	7,400	7,609,050
Colorado (State of) Health Facilities Authority (Evangelical Lutheran); Series 2005, Health Facilities RB	5.00%	06/01/2035	2,790	2,795,580
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(c)	5.50%	01/01/2035	3,000	3,493,470
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	745	827,106
Colorado (State of) Health Facilities Authority (Volunteers of America Care);
Series 2007 A, Health & Residential Care Facilities RB	5.25%	07/01/2027	420	419,979
Series 2007 A, Health & Residential Care Facilities RB	5.30%	07/01/2037	650	649,955
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	1,280	1,418,867
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, Private Activity RB	6.50%	01/15/2030	1,850	2,067,171
Series 2010, Private Activity RB	6.00%	01/15/2034	1,500	1,654,365
Series 2010, Private Activity RB	6.00%	01/15/2041	700	770,231
Denver (City & County of);
Series 2012 B, Airport System RB	5.00%	11/15/2037	2,500	2,852,050
Series 2013 A, Sub. Airport System RB(h)	5.25%	11/15/2043	3,000	3,343,500
Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,535	1,787,953

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–(continued)
Montezuma (County of) Hospital District; Series 2007, Ref. RB(d)(e)	5.90%	10/01/2017	$800	$803,400
Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/2033	1,500	1,505,655
				42,498,112

Connecticut–0.53%
Connecticut (State of) (Bradley International Airport); Series 2000 A, Special Obligation Parking RB (INS–ACA)(b)(h)	6.60%	07/01/2024	3,800	3,812,920
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, Water Facilities RB(h)	5.50%	04/01/2021	1,000	1,119,150
				4,932,070

District of Columbia–3.69%
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	2,660	2,566,554
District of Columbia (Sibley Memorial Hospital);
Series 2009, Hospital RB(d)(e)	6.38%	10/01/2019	3,115	3,465,811
Series 2009, Hospital RB(d)(e)	6.50%	10/01/2019	1,990	2,219,248
District of Columbia Water & Sewer Authority;
Series 2007 A, Public Utility Sub. Lien RB(d)(e)	5.50%	10/01/2017	8,000	8,031,760
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	1,225	1,280,921
Series 2008 A, Ref. Public Utility Sub. Lien RB(c)(d)(e)	5.00%	10/01/2018	2,350	2,457,278
District of Columbia;
Series 2006 B-1, Ballpark RB(INS–NATL)(b)	5.00%	02/01/2031	2,940	3,001,858
Series 2008 E, Unlimited Tax GO Bonds(INS–BHAC)(b)(c)	5.00%	06/01/2026	380	391,924
Series 2008 E, Unlimited Tax GO Bonds(INS–BHAC)(b)(c)	5.00%	06/01/2027	380	391,750
Series 2008 E, Unlimited Tax GO Bonds(INS–BHAC)(b)(c)	5.00%	06/01/2028	760	783,150
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	8,635	9,395,743
				33,985,997

Florida–10.33%
Alachua (County of) (North Florida Retirement Village, Inc.); Series 2007, IDR	5.88%	11/15/2036	1,000	1,001,910
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,154,570
Broward (County of);
Series 2012 A, Water & Sewer Utility RB	5.00%	10/01/2037	4,125	4,767,757
Series 2013 C, Airport System RB	5.25%	10/01/2038	3,000	3,461,010
Series 2015 A, Airport System RB(h)	5.00%	10/01/2045	2,780	3,129,640
Cape Coral (City of); Series 2011, Ref. Water & Sewer RB (INS–AGM)(b)	5.00%	10/01/2041	870	979,942
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/2035	1,650	1,813,944
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,800	2,103,876
Escambia (County of) Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(d)	5.95%	07/01/2020	60	68,294
Florida (State of) Ports Financing Commission (State Transportation Trust Fund); Series 2011 B, Ref. RB(h)	5.13%	06/01/2027	1,080	1,231,978
Hillsborough (County of) Aviation Authority;
Series 2008 A, RB(INS–AGC)(b)(c)(h)	5.38%	10/01/2033	1,500	1,561,830
Series 2008 A, RB(INS–AGC)(b)(c)(h)	5.50%	10/01/2038	3,325	3,466,512
JEA; Series 2012 Three B, Electric System RB(c)	5.00%	10/01/2039	4,000	4,488,680
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB	5.00%	11/15/2027	1,895	2,099,925
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	1,180	1,284,749
Miami-Dade (County of) (Miami International Airport-Hub of the Americas); Series 2009 B, Aviation RB(d)(e)	5.00%	10/01/2019	650	704,801
Miami-Dade (County of) Expressway Authority;
Series 2010 A, Ref. Toll System RB	5.00%	07/01/2040	5,000	5,464,600
Series 2010 A, Ref. Toll System RB(INS–AGM)(b)	5.00%	07/01/2035	720	791,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of) Health Facilities Authority (Miami Children’s Hospital);
Series 2010, Ref. Hospital RB(d)(e)	6.00%	08/01/2020	$265	$303,224
Series 2010, Ref. Hospital RB(d)(e)	6.13%	08/01/2020	605	694,437
Series 2010, Ref. Hospital RB	6.00%	08/01/2030	95	105,344
Series 2010, Ref. Hospital RB	6.13%	08/01/2042	220	243,998
Miami-Dade (County of);
Series 2010, Water & Sewer System RB(INS–AGM)(b)	5.00%	10/01/2039	1,000	1,103,630
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2028	1,500	1,706,925
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2030	1,080	1,217,732
Series 2012 A, Ref. Sub. Special Obligation RB	5.00%	10/01/2028	1,000	1,162,160
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,450	1,666,804
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	2,295	2,617,838
Series 2012 B, Ref. Sub. Special Obligation RB(INS–AGM)(b)	5.00%	10/01/2035	2,450	2,800,987
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	3,535	4,099,504
Series 2017 B, Ref. Aviation RB(h)	5.00%	10/01/2040	3,615	4,205,799
Orlando (City of) Greater Orlando Aviation Authority;
Series 2017 A, Priority Sub. Airport Facilities RB(h)	5.00%	10/01/2042	2,120	2,461,935
Series 2017 A, Priority Sub. Airport Facilities RB(h)	5.00%	10/01/2047	2,120	2,450,105
Overoaks Community Development District;
Series 2004 A, Capital Improvement Special Assessment RB(i)	6.13%	05/01/2035	160	2
Series 2010 A-2, Capital Improvement RB	6.13%	05/01/2035	150	150,019
Palm Beach (County of) Health Facilities Authority (The Waterford); Series 2007, RB(d)(e)	5.88%	11/15/2017	1,400	1,414,770
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	135	147,832
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	465	509,528
Series 2009, Improvement RB(INS–BHAC)(b)(c)	5.50%	10/01/2023	4,150	4,547,404
Series 2011, Ref. RB(c)	5.00%	10/01/2031	4,650	5,306,627
Putnam (County of) Development Authority (Seminole Electric Cooperative); Series 2007 A, Ref. PCR (INS–AMBAC)(b)(e)	5.35%	05/01/2018	5,000	5,139,650
Reunion East Community Development District;
Series 2005, Special Assessment RB(i)	5.80%	05/01/2036	197	2
Series 2015-2, Special Assessment RB	6.60%	05/01/2036	245	252,387
Seminole Indian Tribe of Florida; Series 2007 A, Special Obligation RB(f)	5.75%	10/01/2022	1,000	1,002,770
South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group);
Series 2007, Hospital RB(c)	5.00%	08/15/2042	4,000	4,008,560
Series 2007, Hospital RB	5.00%	08/15/2042	4,000	4,008,560
St. Johns (County of) Industrial Development Authority (Glenmoor);
Series 2014 A, Ref. Health Care RB(i)	5.38%	01/01/2049	750	479,175
Series 2014 B, Ref. Sub. Health Care RB(i)	2.50%	01/01/2049	278	3
Sterling Hill Community Development District; Series 2003 A, Capital Improvement Special Assessment RB	6.20%	05/01/2035	965	674,330
Sumter (County of) Industrial Development Authority (Central Florida Health Alliance); Series 2014 A, Hospital RB	5.13%	07/01/2034	1,000	1,116,810
				95,174,401

Georgia–4.11%
Atlanta (City of) (Beltline);
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	210	222,390
Series 2009 B, Tax Allocation RB(d)(e)	6.75%	01/01/2019	375	397,181
Series 2009 B, Tax Allocation RB(d)(e)	7.38%	01/01/2019	265	287,909

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Atlanta (City of);
Series 1999 A, Water & Wastewater RB(INS–NATL)(b)	5.50%	11/01/2022	$3,000	$3,515,580
Series 2009 A, Water & Wastewater RB	5.25%	11/01/2017	1,675	1,687,730
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,600	1,775,280
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,750	1,941,713
Series 2009 A, Water & Wastewater RB(d)(e)	6.00%	11/01/2019	1,600	1,775,280
Series 2010 A, General Airport RB(INS–AGM)(b)	5.00%	01/01/2035	2,000	2,157,960
Series 2015, Ref. Water & Wastewater RB(c)	5.00%	11/01/2040	10,040	11,697,202
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	1,340	1,491,514
Fulton (County of) Development Authority (Wellstar Health System, Inc.); Series 2017, Anticipation Ctfs. Hospital RB	5.00%	04/01/2047	1,255	1,425,718
Georgia (State of) Municipal Electric Authority; Series 1997 A, Power RB (INS–NATL)(b)	6.50%	01/01/2020	3,055	3,244,715
Newton (County of) Industrial Development Authority (GPC Foundation Real Estate Newton, LLC Academic Building — Newton Campus); Series 2005, RB (INS–AGC)(b)	5.00%	06/01/2034	2,000	2,004,060
Private Colleges & Universities Authority (Emory University); Series 2009 B, RB(c)	5.00%	09/01/2029	3,200	3,459,008
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	455	503,603
Series 2012 A, RB	5.00%	10/01/2032	250	269,973
				37,856,816

Hawaii–2.61%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group);
Series 2010 B, Special Purpose RB	5.63%	07/01/2030	1,000	1,096,010
Series 2010 B, Special Purpose RB	5.75%	07/01/2040	370	404,806
Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,415,710
Hawaii (State of);
Series 2010 A, Airport System RB	5.00%	07/01/2039	3,525	3,836,187
Series 2014 EO, Unlimited Tax GO Bonds	5.00%	08/01/2034	5,000	5,925,350
Series 2015 A, Airport System RB(h)	5.00%	07/01/2041	1,075	1,227,284
Series 2015 A, Airport System RB(h)	5.00%	07/01/2045	2,150	2,444,894
Honolulu (City & County of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	11/01/2036	1,000	1,167,400
Series 2015 A, Ref. Jr. Wastewater System RB(c)	5.00%	07/01/2030	3,775	4,530,151
				24,047,792

Idaho–0.70%
Idaho (State of) Health Facilities Authority (St. Luke’s Health System);
Series 2008 A, RB	6.50%	11/01/2023	1,000	1,063,510
Series 2008 A, RB	6.75%	11/01/2037	1,400	1,481,452
Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/2027	820	822,747
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB(d)(e)	5.25%	07/15/2018	1,240	1,288,174
Regents of the University of Idaho; Series 2011, Ref. General RB(e)	5.25%	04/01/2021	1,625	1,832,870
				6,488,753

Illinois–17.68%
Bartlett (Village of) (Quarry Redevelopment); Series 2007, Ref. Sr. Lien Tax Increment Allocation RB	5.60%	01/01/2023	1,750	1,752,713
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(h)	5.50%	01/01/2031	4,000	4,563,360
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/2041	1,575	1,740,092
Chicago (City of) (O’Hare International Airport);
Series 2012 B, Ref. Passenger Facility Charge RB(h)	5.00%	01/01/2030	4,320	4,753,339
Series 2013, Sr. Lien Customer Facility Charge RB	5.75%	01/01/2038	3,150	3,688,965
Series 2015 C, RB(h)	5.00%	01/01/2046	1,075	1,201,291
Series 2015 D, RB	5.00%	01/01/2046	755	857,431
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,720	2,039,094

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	$2,215	$2,505,409
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/2036	6,900	7,503,336
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	4,735	5,211,530
Chicago (City of);
Series 1996 A-2, Ref. Unlimited Tax GO Bonds(d)	5.50%	01/01/2018	245	248,847
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	860	932,704
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	535	578,474
Series 2007 A, Ref. Project Unlimited Tax GO Bonds(INS–AGM)(b)	5.00%	01/01/2037	2,650	2,695,712
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	425	458,979
Series 2008 A, Unlimited Tax GO Bonds(INS–AGC)(b)	5.25%	01/01/2024	1,000	1,012,360
Series 2008 A, Unlimited Tax GO Bonds(INS–AGC)(b)	5.25%	01/01/2025	3,875	3,922,779
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	445	464,629
Series 2011, Tax Increment Allocation Revenue COP	7.13%	05/01/2021	875	913,596
Series 2011 A, Sales Tax RB	5.25%	01/01/2038	2,400	2,569,392
Series 2012, Second Lien Wastewater Transmission RB	5.00%	01/01/2042	4,085	4,314,046
Series 2012 A, Unlimited Tax GO Bonds(INS–BAM)(b)	5.00%	01/01/2033	2,485	2,648,985
Series 2014, Ref. Motor Fuel Tax RB(INS–AGM)(b)	5.00%	01/01/2031	1,400	1,534,960
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	1,105	1,197,544
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	4,310	4,731,475
Illinois (State of) Finance Authority (Art Institute of Chicago); Series 2012 A, RB	5.00%	03/01/2034	1,000	1,103,990
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2042	1,810	1,924,102
Illinois (State of) Finance Authority (Christian Homes, Inc.); Series 2007, Ref. RB	5.75%	05/15/2026	1,005	1,008,306
Illinois (State of) Finance Authority (Kish Health System Obligated Group); Series 2008, Ref. Hospital RB(d)(e)	5.50%	10/01/2018	1,850	1,943,591
Illinois (State of) Finance Authority (Loyola University of Chicago); Series 2012 B, RB	5.00%	07/01/2042	1,000	1,087,910
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 A, RB(c)	5.38%	08/15/2024	3,070	3,327,358
Series 2009 A, RB(c)	5.75%	08/15/2030	1,900	2,068,872
Illinois (State of) Finance Authority (OSF Healthcare System);
Series 2007 A, RB(d)(e)	5.75%	11/15/2017	4,500	4,546,710
Series 2015 A, Ref. RB	5.00%	11/15/2045	3,015	3,323,676
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016, RB	2.00%	05/15/2055	299	12,627
Series 2016 B, RB	5.63%	05/15/2020	1,436	1,427,941
Illinois (State of) Finance Authority (Resurrection Health Care Corp.);
Series 1999 A, RB(d)(e)	5.50%	05/15/2018	385	397,832
Series 1999 A, RB(d)(e)	5.50%	05/15/2018	5,615	5,802,148
Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	25	27,210
Series 2009, Ref. RB(d)(e)	6.13%	05/15/2019	730	794,539
Illinois (State of) Finance Authority (Riverside Health System);
Series 2009, RB(d)(e)	6.25%	11/15/2019	995	1,110,102
Series 2009, RB	6.25%	11/15/2035	655	714,749
Illinois (State of) Finance Authority (Roosevelt University); Series 2007, RB	5.50%	04/01/2037	1,000	996,390
Illinois (State of) Finance Authority (Rush University Medical Center Obligated Group); Series 2009 A, RB(d)(e)	7.25%	11/01/2018	2,845	3,057,152
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	2,610	2,903,964
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB(d)(e)	5.75%	02/15/2020	1,105	1,232,716
Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	2,750	3,084,482
Illinois (State of) Finance Authority (The University of Chicago Medical Center); Series 2011 C, RB(c)(d)(e)	5.50%	02/15/2021	1,530	1,763,555

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/2052	$4,080	$4,572,905
Illinois (State of) Finance Authority; Series 2009, RB(d)(e)	6.13%	05/15/2019	20	21,757
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB	5.50%	06/15/2050	2,750	2,837,862
Series 2012 A, RB	5.00%	06/15/2042	1,500	1,535,775
Series 2012 B, RB	5.00%	12/15/2028	1,110	1,190,864
Series 2015 A, RB	5.50%	06/15/2053	1,500	1,616,700
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(b)(g)	0.00%	12/15/2029	3,500	2,258,445
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB(INS–AGM)(b)	5.25%	06/15/2031	1,530	1,715,987
Series 2014, Ref. RB(INS–AGM)(b)	5.25%	06/15/2032	1,395	1,560,070
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB(c)	5.00%	01/01/2038	4,625	5,206,178
Series 2014 C, RB(c)	5.00%	01/01/2039	6,240	7,091,011
Series 2015 A, RB(c)	5.00%	01/01/2040	3,000	3,429,480
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,560	1,634,069
Series 2013, Unlimited Tax GO Bonds(INS–BAM)(b)	5.50%	07/01/2038	3,025	3,361,803
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2034	1,650	1,772,414
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,880	1,963,228
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,540	1,605,450
Peoria (County of); Series 2011, Unlimited Tax GO Bonds(c)	5.00%	12/15/2041	3,900	4,292,028
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	6,030	6,879,205
Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB(h)	7.00%	12/01/2042	645	660,519
				162,906,714

Indiana–3.57%
Indiana (State of) Finance Authority (CWA Authority);
Series 2011 B, Second Lien Wastewater Utility RB	5.25%	10/01/2031	3,625	4,193,001
Series 2016 A, First Lien Wastewater Utility Green RB(INS–NATL)(b)	5.00%	10/01/2046	1,500	1,717,695
Indiana (State of) Finance Authority (Deaconess Hospital Obligated Group); Series 2009 A, Hospital RB(d)(e)	6.75%	03/01/2019	1,360	1,479,993
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(h)	5.25%	09/01/2034	1,105	1,174,217
Series 2014, RB(h)	5.25%	09/01/2040	3,195	3,357,753
Series 2014, RB(h)	5.00%	09/01/2046	1,895	1,946,866
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(h)	5.00%	07/01/2040	6,405	6,867,505
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2048	730	787,692
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2032	1,535	1,564,503
Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	4,265	4,346,248
Indiana (State of) Municipal Power Agency;
Series 2013 A, Power Supply System RB	5.25%	01/01/2038	2,000	2,274,640
Series 2016 A, Ref. Power Supply System RB	5.00%	01/01/2042	1,565	1,799,688
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	5.88%	01/01/2024	1,265	1,420,140
				32,929,941

Iowa–1.04%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(c)(d)(e)(j)	5.00%	06/01/2019	975	1,045,064
Series 2009 A, Special Obligation RB(c)(d)(e)(j)	5.00%	06/01/2019	730	782,458

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–(continued)
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	$1,600	$1,635,008
Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	1,380	1,433,806
Iowa (State of) Finance Authority (Iowa Health System); Series 2008 A, Health Facilities RB(d)(e)	5.25%	08/15/2019	1,500	1,626,435
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,425	1,429,275
Series 2005 E, Asset-Backed CAB RB(g)	0.00%	06/01/2046	16,030	1,594,825
				9,546,871

Kansas–1.28%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group);
Series 2009 C, Hospital RB	5.50%	11/15/2023	1,250	1,377,450
Series 2009 C, Hospital RB	5.50%	11/15/2029	335	366,219
Series 2009 C, Hospital RB(c)	5.75%	11/15/2038	3,400	3,727,046
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, Power Project RB	5.75%	07/01/2038	2,000	2,365,000
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,609,995
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2014 A, Ref. & Improvement Utility System RB	5.00%	09/01/2044	2,080	2,347,904
				11,793,614

Kentucky–2.72%
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.);
Subseries 2008 A-1, RB(INS–AGC)(b)	5.75%	12/01/2028	2,000	2,041,980
Subseries 2008 A-1, RB(INS–AGC)(b)	6.00%	12/01/2042	1,000	1,018,810
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,695	1,861,195
Series 2015 A, Sr. RB	5.00%	01/01/2045	1,800	1,967,454
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	1,285	1,396,486
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB(d)(e)	6.38%	06/01/2020	1,950	2,231,463
Series 2010 A, Hospital RB(d)(e)	6.50%	06/01/2020	4,550	5,222,126
Series 2010 B, Ref. Hospital RB(d)(e)	6.38%	06/01/2020	1,985	2,271,515
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	1,870	1,985,136
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	2,100	2,229,297
Series 2009, Ref. RB(INS–AGC)(b)	5.25%	02/01/2024	240	254,599
Series 2009, Ref. RB(INS–AGC)(b)	5.25%	02/01/2025	270	286,346
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,124,190
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	1,000	1,161,570
				25,052,167

Louisiana–2.65%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. — Housing & Parking);
Series 2010, RB(d)(e)	5.25%	10/01/2020	550	620,884
Series 2010, RB(d)(e)	5.50%	10/01/2020	960	1,090,992
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation); Series 2017 A, Ref. RB	5.00%	10/01/2044	2,455	2,772,211
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB(d)(e)	5.50%	05/15/2026	2,000	2,601,140
Louisiana Citizens Property Insurance Corp.; Series 2006 C-2, Assessment RB(d)(e)	6.75%	06/01/2018	2,650	2,768,110

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
New Orleans (City of);
Series 2014, Ref. Sewerage Service RB	5.00%	06/01/2044	$940	$1,046,775
Series 2014, Ref. Water System RB	5.00%	12/01/2044	1,000	1,119,030
St. Charles (Parish of) (Valero Energy Corp.); Series 2010, Gulf Opportunity Zone RB(e)	4.00%	06/01/2022	1,750	1,866,375
St. John the Baptist (Parish of) (Marathon Oil Corp.); Series 2007 A, RB	5.13%	06/01/2037	4,125	4,124,670
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	1,085	1,158,552
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	1,085	1,153,181
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	2,065	2,222,931
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,735	1,859,816
				24,404,667

Maryland–0.90%
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health); Series 2016, Ref. RB	5.00%	07/01/2047	980	1,118,807
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	2,015	2,216,480
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB	5.75%	06/01/2035	1,815	1,946,950
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB	5.38%	06/01/2025	930	999,694
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2029	1,145	1,243,447
Series 2017, Ref. RB	5.00%	04/01/2032	680	728,634
				8,254,012

Massachusetts–2.17%
Massachusetts (State of) Department of Transportation (Contract Assistance); Series 2010 B, Metropolitan Highway Systems RB	5.00%	01/01/2035	2,010	2,185,192
Massachusetts (State of) Development Finance Agency (Berklee College of Music);
Series 2007, RB(d)(e)	5.00%	10/01/2017	2,605	2,614,144
Series 2007, RB	5.00%	10/01/2032	195	195,657
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	4,200	4,719,078
Massachusetts (State of) Development Finance Agency (Partners Healthcare); Series 2012 L, RB	5.00%	07/01/2031	1,230	1,375,128
Massachusetts (State of) Development Finance Agency (Tufts Medical Center);
Series 2011 I, RB	7.25%	01/01/2032	1,050	1,223,533
Series 2011 I, RB	6.75%	01/01/2036	275	313,563
Massachusetts (State of) School Building Authority; Series 2011 B, Sr. Dedicated Sales Tax RB(c)	5.00%	10/15/2035	6,450	7,354,290
				19,980,585

Michigan–3.88%
Lansing (City of) Board of Water & Light; Series 2011 A, Utility System RB	5.00%	07/01/2037	750	838,650
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	3,650	4,209,801
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	2,360	2,663,071
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,585	1,726,572
Series 2014 C-3, Ref. Local Government Loan Program RB(INS–AGM)(b)	5.00%	07/01/2033	2,000	2,281,200
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	790	890,575
Series 2014 D-2, Ref. Local Government Loan Program RB(INS–AGM)(b)	5.00%	07/01/2028	2,000	2,314,960
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	790	902,409
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,610	1,804,585
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,885	3,274,677
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB(c)	5.00%	12/01/2046	4,935	5,642,630
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	3,720	3,693,774

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Monroe County Economic Development Corp. (Detroit Edison Co.); Series 1992 AA, Ref. RB (INS–NATL)(b)	6.95%	09/01/2022	$1,000	$1,255,540
Oakland University; Series 2012, General RB	5.00%	03/01/2042	3,000	3,321,390
Wayne State University Board of Governors;
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	385	404,523
Series 2008, Ref. General RB(INS–AGM)(b)	5.00%	11/15/2025	485	508,653
				35,733,010

Minnesota–0.52%
Minneapolis (City of) (Fairview Health Services);
Series 2008 A, Health Care System RB(d)(e)	6.38%	11/15/2018	2,850	3,039,411
Series 2008 A, Health Care System RB(d)(e)	6.63%	11/15/2018	1,600	1,711,024
				4,750,435

Missouri–1.15%
Cape Girardeau (County of) Industrial Development Authority (St. Francis Medical Center); Series 2009 A, Health Facilities RB(d)(e)	5.50%	06/01/2019	500	540,080
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	1,175	1,343,836
Series 2011 A, Ref. RB	5.50%	09/01/2025	305	346,132
Series 2011 A, Ref. RB	5.50%	09/01/2027	1,375	1,546,339
Series 2011 A, Ref. RB	5.50%	09/01/2028	2,380	2,656,246
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	645	677,992
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services); Series 2010, Senior Living Facilities RB	5.50%	02/01/2042	1,325	1,397,822
St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors);
Series 2007 A, Senior Living Facilities RB(d)(e)	6.38%	12/01/2017	615	623,745
Series 2007 A, Senior Living Facilities RB(d)(e)	6.38%	12/01/2017	1,450	1,470,619
				10,602,811

Nebraska–1.94%
Central Plains Energy Project (No. 3);
Series 2012, Gas RB	5.00%	09/01/2032	5,500	6,087,950
Series 2012, Gas RB	5.00%	09/01/2042	2,000	2,183,480
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,077,750
Nebraska (State of) Municipal Energy Agency;
Series 2009 A, Ref. Power Supply System RB(d)(e)	5.13%	04/01/2019	1,000	1,066,920
Series 2009 A, Ref. Power Supply System RB(d)(e)	5.38%	04/01/2019	1,000	1,070,850
Omaha (City of) Public Power District; Series 2011 B, RB(c)	5.00%	02/01/2036	5,775	6,417,584
				17,904,534

Nevada–0.73%
Clark (County of) (Las Vegas-McCarran International Airport);
Series 2010 A, Passenger Facility Charge RB	5.13%	07/01/2034	500	544,775
Series 2010 A, Passenger Facility Charge RB(INS–AGM)(b)	5.25%	07/01/2039	1,000	1,089,270
Las Vegas Valley Water District; Series 2012 B, Limited Tax GO Bonds	5.00%	06/01/2042	3,000	3,421,860
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(d)(e)	5.00%	06/01/2018	1,600	1,650,704
				6,706,609

New Hampshire–0.11%
Manchester (City of); Series 2009 A, Ref. General Airport RB (INS–AGM)(b)	5.13%	01/01/2030	1,000	1,032,780

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–6.50%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing);
Series 2010 A, RB	5.75%	06/01/2031	$440	$482,060
Series 2010 A, RB	5.88%	06/01/2042	2,100	2,293,284
New Jersey (State of) Economic Development Authority (School Facilities Construction); Series 2013, Ref. Floating Rate RB (SIFMA Municipal Swap Index + 1.60%)(k)	2.39%	03/01/2028	500	468,345
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement);
Series 2013, Private Activity RB(h)	5.50%	01/01/2027	1,200	1,370,328
Series 2013, Private Activity RB(h)	5.00%	01/01/2028	1,000	1,110,280
Series 2013, Private Activity RB(h)	5.38%	01/01/2043	1,000	1,118,950
New Jersey (State of) Economic Development Authority; Series 1992, RB (INS–NATL)(b)	5.90%	03/15/2021	18,935	20,196,260
New Jersey (State of) Transportation Trust Fund Authority;
Series 2009 C, Transportation System RB	5.25%	06/15/2032	1,875	2,076,750
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,285	1,433,700
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	2,140	2,190,953
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	2,140	2,191,809
New Jersey (State of) Turnpike Authority; Series 2013 A, RB	5.00%	01/01/2038	4,300	4,872,330
Salem (County of) Pollution Control Financing Authority (Chambers); Series 2014 A, Ref. PCR(h)	5.00%	12/01/2023	1,500	1,641,495
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	5,085	5,085,305
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	5,115	4,969,888
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	7,090	7,098,154
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	1,330	1,304,012
				59,903,903

New Mexico–0.75%
Farmington (City of) (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR(e)	5.20%	06/01/2020	1,000	1,094,700
Series 2010 C, Ref. PCR	5.90%	06/01/2040	3,250	3,574,090
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Health Care Services); Series 2008, Hospital RB(c)(d)(e)	6.38%	08/01/2018	2,100	2,207,016
				6,875,806

New York–16.38%
Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, PILOT RB(d)(e)	6.25%	01/15/2020	2,150	2,423,050
Series 2009, PILOT RB(d)(e)	6.38%	01/15/2020	1,900	2,146,867
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	3,850	3,809,229
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	2,770	3,263,060
Long Island Power Authority;
Series 2011 A, Electric System General RB(INS–AGM)(b)	5.00%	05/01/2036	1,045	1,164,705
Series 2014 A, Ref. RB	5.00%	09/01/2044	4,130	4,715,221
Metropolitan Transportation Authority;
Series 2013 A, Transportation RB	5.00%	11/15/2038	2,325	2,677,586
Series 2016 B, Ref. RB	5.00%	11/15/2037	2,695	3,170,694
Nassau (County of) Industrial Development Agency (Amsterdam at Harborside);
Series 2014 A, Continuing Care Retirement Community RB	6.50%	01/01/2032	1,500	1,515,180
Series 2014 A, Continuing Care Retirement Community RB	6.70%	01/01/2049	1,500	1,510,275
Series 2014 C, Continuing Care Retirement Community RB	2.00%	01/01/2049	1,081	180,269
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC);
Series 1997 6, Special Obligation RB(INS–NATL)(b)(h)	5.75%	12/01/2025	3,000	3,035,160
Series 2010 8, Special Obligation RB	6.00%	12/01/2036	2,700	3,031,128
New York & New Jersey (States of) Port Authority; One Hundred Fifty-Second Series 2008, Consolidated RB(c)(h)	5.00%	11/01/2028	6,300	6,471,486

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of) Municipal Water Finance Authority;
Series 2010 FF, Second General Resolution Water & Sewer System RB	5.00%	06/15/2031	$10,500	$11,616,465
Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	7,335	8,270,506
New York (City of) Transitional Finance Authority;
Series 2009 S-3, Building Aid RB(c)	5.25%	01/15/2039	1,800	1,904,112
Subseries 2009 A-1, Future Tax Sec. RB(c)(d)(e)	5.00%	05/01/2019	745	796,435
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/2028	935	999,337
Subseries 2009 A-1, Future Tax Sec. RB(c)	5.00%	05/01/2029	745	796,435
Subseries 2017 A-3, Future Tax Sec. RB	4.00%	08/01/2043	4,000	4,287,560
New York (City of) Trust for Cultural Resources (The Museum of Modern Art); Series 2008 1A, Ref. RB(c)(d)(e)	5.00%	10/01/2018	2,850	2,981,699
New York (City of);
Series 2012 F, Ref. Unlimited Tax GO Bonds	5.00%	08/01/2031	1,200	1,380,576
Subseries 2008, Unlimited Tax GO Bonds(c)	5.25%	08/15/2028	1,440	1,500,739
Subseries 2008 A-1, Unlimited Tax GO Bonds(c)	5.25%	08/15/2027	1,440	1,501,013
Subseries 2008 I-1, Unlimited Tax GO Bonds(c)	5.00%	02/01/2026	7,200	7,327,440
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB(INS–AMBAC)(b)	5.50%	05/15/2028	600	778,878
Series 2005 A, Court Facilities Lease RB(INS–AMBAC)(b)	5.50%	05/15/2029	505	662,363
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, State Personal Income Tax RB(c)	5.00%	03/15/2030	4,125	4,663,725
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	9,400	10,845,344
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,595	1,735,041
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(c)	5.00%	03/15/2040	6,985	8,110,004
New York (State of) Thruway Authority (Transportation);
Series 2009 A, Personal Income Tax RB(d)(e)	5.00%	03/15/2019	940	999,812
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,400	2,552,712
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,650	2,818,620
Series 2009 A, Personal Income Tax RB(c)(d)(e)	5.00%	03/15/2019	2,600	2,765,438
New York (State of) Thruway Authority;
Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/2029	6,855	7,791,804
Series 2016 A, Jr. Lien General RB	5.25%	01/01/2056	2,190	2,566,505
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(c)	5.00%	12/15/2031	2,400	2,873,592
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	6,745	7,348,677
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 2, Ref. Liberty RB	5.00%	09/15/2043	2,360	2,658,068
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(h)	5.00%	08/01/2031	2,140	2,289,393
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2046	2,250	2,483,640
Series 2016 A, Special Facilities RB(h)	5.25%	01/01/2050	4,100	4,569,696
				150,989,539

North Carolina–3.43%
Charlotte (City of) (Cultural Arts Facilities); Series 2009 E, Ref. COP(c)	5.00%	06/01/2039	3,915	4,153,932
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	9,330	10,718,117
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(h)	5.00%	06/30/2054	3,015	3,206,302
North Carolina (State of) Eastern Municipal Power Agency; Series 2009 B, Power System RB(d)(e)	5.00%	01/01/2019	5,165	5,450,676
North Carolina (State of) Medical Care Commission (Southminster); Series 2007 A, First Mortgage Retirement Facilities RB(d)(e)	5.75%	10/01/2017	855	858,531
North Carolina (State of) Turnpike Authority;
Series 2009 A, Triangle Expressway System RB(d)(e)	5.13%	01/01/2019	1,355	1,431,436
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2036	1,875	2,098,106
Series 2011, Monroe Connector System State Appropriation RB(c)	5.00%	07/01/2041	3,320	3,715,047
				31,632,147

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.17%
McLean (County of) (Great River Energy); Series 2010 B, Solid Waste Facilities RB	5.15%	07/01/2040	$1,500	$1,581,975

Ohio–7.95%
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	1,075	1,212,880
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	500	544,815
American Municipal Power, Inc. (Amp Fremont Energy Center); Series 2012, RB	5.00%	02/15/2037	3,750	4,169,700
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	675	767,057
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008, RB(c)(d)(e)	5.25%	02/15/2018	2,400	2,449,176
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,770	1,982,949
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	325	304,967
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	9,720	9,326,534
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	1,410	1,511,633
Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/2027	400	400,524
Cuyahoga (County of) (Metrohealth System); Series 2017, Ref. Hospital RB	5.50%	02/15/2052	2,145	2,393,134
Franklin (County of) (OhioHealth Corp.);
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2036	3,310	3,638,451
Series 2011 A, Hospital Facilities RB(c)	5.00%	11/15/2041	1,500	1,639,350
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.25%	06/01/2032	3,250	3,655,567
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,885	2,018,741
Hamilton (County of) (Trihealth Inc. Obligated Group); Series 2017 A, Hospital Facilities RB	5.00%	08/15/2047	3,125	3,552,219
Hancock (County of) (Blanchard Valley Regional Health Center); Series 2011 A, Hospital Facilities RB	6.25%	12/01/2034	960	1,089,158
Lorain (County of) (Catholic Healthcare Partners);
Series 2003 C-1, Ref. Hospital Facilities RB(INS–AGM)(b)(c)	5.00%	04/01/2024	4,900	5,045,383
Series 2006 A, Hospital Facilities RB(INS–AGM)(b)(c)	5.00%	02/01/2024	4,525	4,646,904
Series 2006 B, Hospital Facilities RB(INS–AGM)(b)(c)	5.00%	02/01/2024	4,575	4,698,754
Lucas (County of) (Promedica Healthcare); Series 2011 A, Hospital RB	5.75%	11/15/2031	2,000	2,317,660
Montgomery (County of) (Catholic Health Initiatives); Series 2006 C-1, RB(c)(d)(e)	5.00%	04/28/2018	1,625	1,669,996
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS–AGM)(b)(h)	5.00%	12/31/2039	1,020	1,138,789
Ohio (State of) Air Quality Development Authority (Columbus Southern Power Co.); Series 2009 B, Ref. RB	5.80%	12/01/2038	1,000	1,082,490
Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/2018	5,100	5,065,371
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	330	371,593
Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	670	754,447
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,725	1,866,001
Series 2010, Hospital Facilities RB	5.75%	11/15/2040	395	425,889
Ohio (State of) Turnpike Commission (Infrastructure); Series 2013 A, Jr. Lien RB	5.25%	02/15/2033	3,000	3,544,050
				73,284,182

Oklahoma–0.70%
McAlester (City of) Public Works Authority;
Series 2002, Utility System CAB RB(INS–AGM)(b)(g)	0.00%	02/01/2031	1,000	672,420
Series 2002, Utility System CAB RB(INS–AGM)(b)(g)	0.00%	02/01/2034	3,970	2,308,476
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.–Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	2,470	2,731,276
Tulsa (City of) Airports Improvement Trust; Series 2000 A, General RB(d)(h)	6.00%	06/01/2020	685	739,355
				6,451,527

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oregon–0.10%
Oregon (State of) Department of Administrative Services; Series 2009 A, Lottery RB(d)(e)	5.25%	04/01/2019	$315	$336,905
Warm Springs Reservation Confederated Tribes of Oregon (Pelton Round Butte); Series 2009 B, Tribal Economic Development Hydroelectric RB(f)	6.38%	11/01/2033	535	567,657
				904,562

Pennsylvania–2.19%
Delaware River Port Authority; Series 2010 D, RB	5.00%	01/01/2035	1,450	1,568,697
Franklin (County of) Industrial Development Authority (Chambersburg Hospital); Series 2010, RB	5.38%	07/01/2042	2,700	2,933,361
Pennsylvania (State of) Turnpike Commission;
Series 2014 A-2, Sub. Conv. CAB Turnpike RB(l)	5.13%	12/01/2039	2,500	2,144,625
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	1,700	1,960,610
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	925	1,066,803
Subseries 2010 B-2, Sub. RB(d)(e)	5.75%	12/01/2020	975	1,123,444
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	315	365,803
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	335	389,029
Subseries 2010 B-2, Sub. RB(d)(e)	6.00%	12/01/2020	1,550	1,798,356
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	3,000	3,484,170
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	1,075	1,220,179
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,390	1,593,760
Pittsburgh (City of) & Allegheny (County of) Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. Sales Tax RB (INS–AGM)(b)	5.00%	02/01/2031	500	547,100
				20,195,937

Puerto Rico–0.46%
Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(g)	0.00%	05/15/2050	7,500	849,900
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS–NATL)(b)(g)	0.00%	08/01/2044	15,450	3,395,601
				4,245,501

South Carolina–1.71%
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS–AGC)(b)	5.75%	01/01/2034	1,590	1,821,281
South Carolina (State of) Jobs-Economic Development Authority (AnMed Health);
Series 2009 B, Ref. & Improvement Hospital RB(d)(e)	5.38%	02/01/2019	1,000	1,063,360
Series 2009 B, Ref. & Improvement Hospital RB(d)(e)	5.50%	02/01/2019	1,000	1,065,110
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	2,000	2,195,720
South Carolina (State of) Ports Authority;
Series 2015, RB(h)	5.25%	07/01/2050	2,365	2,710,810
Series 2015, RB(h)	5.25%	07/01/2055	1,715	1,965,253
South Carolina (State of) Public Service Authority (Santee Cooper); Series 2010 B, Ref. RB(c)	5.00%	01/01/2033	4,650	4,938,347
				15,759,881

South Dakota–0.59%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,065	2,285,935
Series 2015, Ref. RB	5.00%	11/01/2045	1,825	2,070,590
South Dakota (State of) Health & Educational Facilities Authority (Vocational Education Program); Series 2008, RB(d)(e)	5.50%	08/01/2018	1,000	1,042,780
				5,399,305

Tennessee–0.59%
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB(d)(e)	5.25%	11/01/2021	525	614,182
Shelby (County of) Health, Educational & Housing Facilities Board (Methodist Healthcare); Series 2004 B, Ref. RB(c)(d)(e)	5.25%	03/01/2018	4,700	4,803,024
				5,417,206

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–22.02%
Arlington (City of);
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	$375	$397,463
Series 2009, Special Tax RB(d)(e)	5.00%	02/15/2019	180	190,809
Series 2009, Special Tax RB	5.00%	08/15/2028	445	468,042
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	2,400	2,768,328
Bexar County Health Facilities Development Corp. (Army Retirement Residence);
Series 2007, Ref. RB	5.00%	07/01/2033	600	600,990
Series 2007, Ref. RB	5.00%	07/01/2037	475	475,727
Dallas (City of) (Civic Center Convention Complex);
Series 2009, Ref. & Improvement RB(INS–AGC)(b)	5.00%	08/15/2018	1,650	1,713,129
Series 2009, Ref. & Improvement RB(INS–AGC)(b)	5.00%	08/15/2019	2,925	3,143,907
Dallas-Fort Worth (Cities of) International Airport;
Series 2012 G, Ref. RB	5.00%	11/01/2034	7,000	7,788,480
Series 2013 A, Joint Improvement RB(h)	5.00%	11/01/2030	2,250	2,565,450
El Paso (County of) Hospital District;
Series 2008 A, Limited Tax GO Bonds(d)(e)	5.00%	08/15/2018	2,000	2,080,620
Series 2008 A, Limited Tax GO Bonds(c)(d)(e)	5.00%	08/15/2018	8,100	8,426,511
Fort Bend (County of) Grand Parkway Toll Road Authority; Series 2012, Limited Contract Tax & Sub. Lien RB	5.00%	03/01/2042	1,500	1,707,990
Harris (County of) Metropolitan Transit Authority; Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/2036	1,695	1,917,926
Harris (County of);
Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	1,930	2,082,567
Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	1,500	1,618,575
Series 2009 A, Sr. Lien Toll Road RB(c)(d)(e)	5.00%	08/15/2019	1,500	1,618,575
Harris County Health Facilities Development Corp. (Memorial Hermann Healthcare System); Series 2008 B, Ref. RB(d)(e)	7.25%	12/01/2018	1,050	1,134,252
Harris County Industrial Development Corp. (Deer Park Refining Limited Partnership); Series 2006, Solid Waste Disposal RB(d)(e)	5.00%	12/01/2019	1,650	1,799,869
Houston (City of) (United Airlines, Inc. Terminal E); Series 2014, Ref. Airport System RB(h)	4.75%	07/01/2024	1,565	1,703,847
Houston (City of);
Series 2002 A, Sub. Lien Airport System RB(INS–AGM)(b)(h)	5.13%	07/01/2032	1,365	1,369,095
Series 2007, Ref. First Lien Combined Utility System RB(c)(d)(e)	5.00%	11/15/2017	12,850	12,962,695
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2031	1,920	2,192,122
Series 2011 D, First Lien Combined Utility System RB(c)	5.00%	11/15/2033	9,080	10,354,923
Series 2015 C, Ref. Airport System RB(h)	5.00%	07/15/2020	1,075	1,156,130
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,690	1,777,576
Lower Colorado River Authority (LCRA Transmissions Services Corp.); Series 2011 A, Ref. RB	5.00%	05/15/2041	1,250	1,355,737
Lower Colorado River Authority;
Series 2012-A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,874
Series 2012-A, Ref. RB(d)(e)	5.00%	05/15/2022	5	5,874
Series 2012-A, Ref. RB	5.00%	05/15/2036	3,795	4,287,363
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(d)(e)	6.25%	02/15/2019	1,450	1,563,245
New Hope Cultural Education Facilities Corp. (CHF-Collegiate Housing College Station I, LLC–Texas A&M University); Series 2014 A, Student Housing RB (INS–AGM)(b)	5.00%	04/01/2046	1,000	1,089,940
New Hope Fultural Education Facilities Finance Corp. (4-K Housing, Inc.–Stoney Brook); Series 2017 A-1, Sr. Living RB	5.00%	07/01/2047	1,000	1,070,510

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
North Texas Tollway Authority;
Series 2008, Ref. First Tier System RB(d)(e)	5.63%	01/01/2018	$1,350	$1,371,897
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	1,195	1,215,877
Series 2008, Ref. First Tier System RB(d)(e)	6.00%	01/01/2018	880	895,374
Series 2008, Ref. First Tier System RB	6.00%	01/01/2026	165	167,853
Series 2008, Ref. First Tier System RB	6.00%	01/01/2027	120	122,071
Series 2008, Ref. First Tier System RB	5.63%	01/01/2028	190	193,036
Series 2008 D, Ref. First Tier System CAB RB(INS–AGC)(b)(g)	0.00%	01/01/2028	4,100	3,088,653
Series 2008 F, Ref. Second Tier System RB(d)(e)	5.75%	01/01/2018	3,650	3,710,736
Series 2011 A, Special Projects System RB(c)	5.50%	09/01/2036	4,470	5,203,259
Series 2015 B, Ref. RB(c)	5.00%	01/01/2040	12,520	14,020,272
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	3,310	3,793,492
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB(INS–AGM)(b)	5.00%	10/01/2032	485	518,470
Series 2011, Special Project RB(INS–AGM)(b)	5.00%	10/01/2037	525	561,230
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group);
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2037	1,285	1,358,271
Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	2,930	3,075,269
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.);
Series 2007, Retirement Facility RB	5.63%	11/15/2027	1,000	1,003,930
Series 2007, Retirement Facility RB	5.75%	11/15/2037	695	696,953
Tarrant County Cultural Education Facilities Finance Corp. (Buckner Retirement Services, Inc.);
Series 2007, Retirement Facility RB(d)(e)	5.25%	11/15/2017	2,195	2,215,392
Series 2007, Retirement Facility RB	5.25%	11/15/2037	2,805	2,821,129
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, Retirement Facility RB	5.75%	02/15/2025	400	401,704
Series 2017A, Retirement Facility RB	6.38%	02/15/2048	3,220	3,366,317
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health);
Series 2008, Ref. RB(d)(e)	6.50%	01/01/2019	205	220,207
Series 2008, Ref. RB(INS–AGC)(b)	6.50%	07/01/2037	795	843,765
Series 2008 A, Ref. RB(INS–AGC)(b)	6.25%	07/01/2028	4,200	4,457,670
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	5,350	6,221,301
Tarrant County Health Facilities Development Corp. (Cook Children’s Medical Center); Series 2007 B, Ref. Hospital RB (INS–AGM)(b)	5.00%	12/01/2030	925	932,391
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	3,505	3,931,839
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	4,405	2,013,437
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	5,745	2,503,728
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	2,145	2,395,364
Texas (State of) Transportation Commission;
Series 2008, Mobility Fund Unlimited Tax GO Bonds(c)(d)(e)	5.00%	04/01/2018	6,945	7,118,903
Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	2,145	2,515,291
Texas A&M University System Board of Regents;
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	1,000	1,069,940
Series 2009 A, Financing System RB(d)(e)	5.00%	05/15/2019	3,000	3,209,820
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	6,890	8,436,254
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2028	3,085	3,459,889
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,975	4,441,347
Series 2012, Gas Supply RB	5.00%	12/15/2031	4,515	5,002,304
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,495	1,649,389

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(h)	5.00%	12/31/2055	$1,450	$1,587,315
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/2039	2,820	3,148,304
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	7.00%	12/31/2038	1,850	2,146,573
University of Houston; Series 2008, Ref. Consolidated RB(c)(d)(e)	5.00%	02/15/2018	2,400	2,446,080
				202,946,437

Utah–0.76%
Salt Lake City (City of); Series 2017 A, Airport RB(c)(h)	5.00%	07/01/2047	3,430	3,956,608
Utah (State of) Charter School Finance Authority (Summit Academy); Series 2007 A, Charter School RB	5.80%	06/15/2038	730	735,095
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB(c)(d)(e)	5.00%	06/15/2018	2,200	2,273,062
				6,964,765

Virgin Islands–0.28%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2010 A, Sr. Lien RB	5.00%	10/01/2025	725	581,472
Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	1,960,900
				2,542,372

Virginia–1.52%
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, Sr. Lien RB(h)	5.00%	01/01/2040	2,980	3,231,721
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(h)	6.00%	01/01/2037	1,015	1,156,400
Series 2012, Sr. Lien RB(h)	5.50%	01/01/2042	4,490	5,010,615
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC); Series 2012, Sr. Lien RB(h)	5.00%	07/01/2034	4,270	4,625,264
				14,024,000

Washington–5.12%
Bellevue (City of) Convention Center Authority (Compound Interest); Series 1994, Ref. Special Obligation RB (INS–NATL)(b)(g)	0.00%	02/01/2025	9,850	8,340,685
Chelan (County of) Public Utility District No. 1; Series 2011 A, Ref. Consolidated RB(h)	5.50%	07/01/2026	975	1,108,614
Kalispel Tribe of Indians;
Series 2008, RB	6.63%	01/01/2028	1,175	1,222,928
Series 2008, RB	6.75%	01/01/2038	3,000	3,167,070
Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2030	3,780	4,325,945
Series 2017 C, Intermediate Lien RB(h)	5.25%	05/01/2042	1,490	1,767,617
Washington (State of) (SR 520 Corridor Program — Toll Revenue);
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2033	2,050	2,318,858
Series 2011 C, Motor Vehicle Fuel Unlimited Tax GO Bonds(c)	5.00%	06/01/2041	585	656,703
Washington (State of) Health Care Facilities Authority (Catholic Health Initiatives); Series 2011 A, RB(c)	5.00%	02/01/2041	3,630	3,795,455
Washington (State of) Health Care Facilities Authority (MultiCare Health System); Series 2007 B, RB (INS–AGM)(b)	5.50%	08/15/2038	4,000	4,137,600
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB(d)(e)	7.38%	03/01/2019	2,000	2,193,480
Washington (State of) Health Care Facilities Authority (Swedish Health Services); Series 2011 A, RB(d)(e)	6.25%	05/15/2021	1,325	1,577,174
Washington (State of) Higher Education Facilities Authority (Whitworth University); Series 2012, RB	5.25%	10/01/2037	1,000	1,101,060
Washington (State of) Housing Finance Commission (Wesley Homes); Series 2008, Non-Profit CR RB(f)	6.00%	01/01/2027	2,000	2,034,660
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2032	3,250	3,593,688

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Municipal Opportunity Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington–(continued)
Washington (State of);
Series 1993 B, Unlimited Tax GO Bonds	5.50%	05/01/2018	$445	$459,155
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds(INS–AMBAC)(b)(g)	0.00%	12/01/2029	2,120	1,568,122
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	1,710	1,845,347
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	1,795	1,937,074
				47,151,235

West Virginia–0.90%
Harrison (County of) Commission (Allegheny Energy); Series 2007 D, Ref. Solid Waste Disposal RB(h)	5.50%	10/15/2037	1,750	1,753,185
Pleasants (County of) Commission (Allegheny Energy Supply Co., LLC Pleasants Station); Series 2007 F, Ref. PCR	5.25%	10/15/2037	855	841,799
West Virginia (State of) Hospital Finance Authority (Thomas Health System);
Series 2008, RB	6.00%	10/01/2020	1,170	1,204,094
Series 2008, RB	6.25%	10/01/2023	1,450	1,491,745
West Virginia (State of) Hospital Finance Authority (West Virginia United Health System Obligated Group);
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,400	1,512,224
Series 2009 C, Ref. & Improvement RB(d)(e)	5.50%	06/01/2019	1,405	1,517,625
				8,320,672

Wisconsin–2.86%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	1,155	1,221,990
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	2,695	3,055,510
Southeast Wisconsin Professional Baseball Park District; Series 1998 A, Ref. Sales Tax RB(d)	5.50%	12/15/2020	1,500	1,716,300
Superior (City of) (Superior Water, Light & Power Co.);
Series 2007 A, Ref. Collateralized Utility RB(h)	5.38%	11/01/2021	600	604,038
Series 2007 B, Collateralized Utility RB(h)	5.75%	11/01/2037	535	538,376
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	3,000	3,223,740
Wisconsin (State of) Health & Educational Facilities Authority (Ministry Health Care); Series 2012 C, Ref. RB(d)(e)	5.00%	08/15/2022	1,600	1,897,728
Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB(d)(e)	6.63%	02/15/2019	1,990	2,155,727
Wisconsin (State of) Housing & Economic Development Authority; Series 2008 A, Home Ownership RB(c)(h)	5.30%	09/01/2023	777	778,927
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(c)	5.00%	03/01/2046	7,505	8,533,335
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,110	1,226,772
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.38%	05/01/2019	125	134,470
Series 2009 A, General Fund Annual Appropriation RB	5.38%	05/01/2025	1,195	1,283,669
				26,370,582

Wyoming–0.74%
Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(m)	0.72%	10/01/2044	1,900	1,900,000
Sweetwater (County of) (Idaho Power Co.); Series 2006, Ref. PCR	5.25%	07/15/2026	1,600	1,727,312
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS–BAM)(b)	5.00%	01/01/2047	2,790	3,185,064
				6,812,376
TOTAL INVESTMENTS IN SECURITIES(n)–166.26% (Cost $1,424,339,112)				1,532,066,425
FLOATING RATE NOTE OBLIGATIONS–(27.78)%
Notes with interest and fee rates ranging from 1.31% to 1.71% at 08/31/2017 and contractual maturities of collateral ranging from 09/01/2023 to 04/01/2056 (See Note 1J)(o)				(255,960,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(39.89)%				(367,597,498)
OTHER ASSETS LESS LIABILITIES–1.41%				12,974,474
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$921,483,401

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Invesco Municipal Opportunity Trust

Investment Abbreviations:

ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
CEP	– Credit Enhancement Provider
Conv.	– Convertible
COP	– Certificates of Participation
CR	– Custodial Receipts
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
Jr.	– Junior

MFH	– Multi-Family Housing
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
SGI	– Syncora Guarantee, Inc.
SIFMA	– Securities Industry and Financial Markets Association
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $33,281,008, which represented 3.61% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at August 31, 2017 was $479,182, which represented less than 1% of the Trust’s Net Assets.
(j)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $1,150,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(k)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2017.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(n)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.
(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2017. At August 31, 2017, the Trust’s investments with a value of $410,439,757 are held by TOB Trusts and serve as collateral for the $255,960,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31, 2017

Revenue Bonds	76.2%
Pre-Refunded Bonds	17.6
General Obligation Bonds	6.1
Others	0.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Invesco Municipal Opportunity Trust

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,424,339,112)	$1,532,066,425
Receivable for:
Investments sold	2,715,000
Interest	17,564,840
Investment for trustee deferred compensation and retirement plans	26,713
Other assets	37,000
Total assets	1,552,409,978

Liabilities:
Floating rate note obligations	255,960,000
Variable rate muni term preferred shares ($0.01 par value, 3,676 shares issued with liquidation preference of $100,000 per share)	367,597,498
Payable for:
Investments purchased	5,684,495
Dividends	81,272
Amount due custodian	821,390
Accrued fees to affiliates	1,241
Accrued interest expense	556,637
Accrued trustees’ and officers’ fees and benefits	4,930
Accrued other operating expenses	136,849
Trustee deferred compensation and retirement plans	82,265
Total liabilities	630,926,577
Net assets applicable to common shares	$921,483,401

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$861,563,232
Undistributed net investment income	1,064,026
Undistributed net realized gain (loss)	(48,871,170)
Net unrealized appreciation	107,727,313
$921,483,401

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	67,414,527
Net asset value per common share	$13.67
Market Value per common share	$13.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Invesco Municipal Opportunity Trust

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$34,479,961

Expenses:
Advisory fees	4,280,611
Administrative services fees	108,213
Custodian fees	16,304
Interest, facilities and maintenance fees	5,156,555
Transfer agent fees	11,829
Trustees’ and officers’ fees and benefits	18,323
Registration and filing fees	34,507
Reports to shareholders	45,665
Professional services fees	58,620
Other	83,179
Net expenses	9,813,806
Net investment income	24,666,155

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(1,164,903)
Change in net unrealized appreciation of investment securities	19,696,972
Net realized and unrealized gain	18,532,069
Net increase in net assets resulting from operations	$43,198,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Invesco Municipal Opportunity Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$24,666,155	$52,409,068
Net realized gain (loss)	(1,164,903)	(2,928,392)
Change in net unrealized appreciation (depreciation)	19,696,972	(44,450,142)
Net increase in net assets resulting from operations	43,198,224	5,030,534
Distributions to shareholders from net investment income	(25,570,330)	(57,057,866)
Net increase in common shares of beneficial interest	—	313,442
Net increase (decrease) in net assets applicable to common shares	17,627,894	(51,713,890)

Net assets applicable to common shares:
Beginning of period	903,855,507	955,569,397
End of period (includes undistributed net investment income of $1,064,026 and $1,968,201, respectively)	$921,483,401	$903,855,507

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Invesco Municipal Opportunity Trust

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by operating activities:
Net increase in net assets resulting from operations applicable to common shares	$43,198,224

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by operating activities:
Purchases of investments	(76,133,402)
Purchases of short-term investments, net	(2,369,049)
Proceeds from sales of investments	95,059,475
Amortization of premium	3,011,652
Accretion of discount	(1,322,218)
Decrease in interest receivables and other assets	293,346
Increase in accrued expenses and other payables	43,177
Net realized loss from investment securities	1,164,903
Net change in unrealized appreciation on investment securities	(19,696,972)
Net cash provided by operating activities	43,249,136

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(25,581,768)
Decrease in payable for amount due custodian	(4,542,368)
Proceeds from TOB Trusts	(13,125,000)
Net cash provided by (used in) financing activities	(43,249,136)
Net increase in cash and cash equivalents	—
Cash and cash equivaluents at beginning of period	—
Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$5,050,637

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Municipal Opportunity Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with a high level of current income exempt from federal income tax, consistent with preservation of capital. Under normal market conditions, the Trust will invest at least 80% of its net assets in municipal securities rated investment grade at the time of investment.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

28                         Invesco Municipal Opportunity Trust

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an

29                         Invesco Municipal Opportunity Trust

underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s Floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

30                         Invesco Municipal Opportunity Trust

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average daily managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of generally accepted accounting principles).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2017, expenses incurred under this agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended August 31, 2017, the Trust engaged in securities purchases of $16,028,560 and securities sales of $25,585,452, which did not result in any net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and “Trustees’ and Officers’ Fees and Benefits” includes amounts accrued by the Trust to fund such deferred compensation amounts.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2017 were $264,633,429 and 1.33%, respectively.

31                         Invesco Municipal Opportunity Trust

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$4,889,026	$—	$4,889,026
February 28, 2019	3,734,031	—	3,734,031
Not subject to expiration	14,332,271	20,483,996	34,816,267
	$22,955,328	$20,483,996	$43,439,324

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2017 was $81,037,493 and $91,755,881, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$111,631,439
Aggregate unrealized (depreciation) of investments	(6,478,878)
Net unrealized appreciation of investments	$105,152,561

Cost of investments for tax purposes is $1,426,913,864.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31, 2017	Year ended February 28, 2017
Beginning shares	67,414,527	67,393,047
Shares issued through dividend reinvestment	—	21,480
Ending shares	67,414,527	67,414,527

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 9, 2012, the Trust issued 1,870 Series 2015/6-VMO VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 9, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 1,806 Series 2015/6-VMO VMTP Shares in connection with the reorganization of Invesco Municipal Premium Income Trust with a liquidation preference of $100,000 per share. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On December 5, 2014, the Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 1, 2017, unless earlier redeemed, repurchased or extended. On June 1, 2017, the Trust extended the term of the VMTP Shares and was required to redeem all outstanding VMTP Shares on December 1, 2019, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

32                         Invesco Municipal Opportunity Trust

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2017, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2017 were $367,600,000 and 1.81%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.0599	September 13, 2017	September 29, 2017
October 2, 2017	$0.0554	October 13, 2017	October 31, 2017

33                         Invesco Municipal Opportunity Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,		Year ended February 29,	Years ended February 28,
	2017		2017		2016	2015	2014	2013
Net asset value per common share, beginning of period	$13.41		$14.18		$14.25	$13.34	$14.54	$14.19
Net investment income(a)	0.37		0.78		0.85	0.83	0.83	0.83
Net gains (losses) on securities (both realized and unrealized)	0.27		(0.70)		(0.07)	0.87	(1.19)	0.53
Distributions paid to preferred shareholders from net investment income(a)	N/A		N/A		N/A	N/A	N/A	(0.00)
Total from investment operations	0.64		0.08		0.78	1.70	(0.36)	1.36
Less dividends paid to common shareholders from net investment income	(0.38)		(0.85)		(0.85)	(0.79)	(0.84)	(1.01)
Net asset value per common share, end of period	$13.67		$13.41		$14.18	$14.25	$13.34	$14.54
Market value per common share, end of period	$13.26		$13.17		$13.65	$12.94	$12.25	$14.50
Total return at net asset value(b)	4.91%		0.56%		6.27%	13.67%	(1.84)%	9.84%
Total return at market value(c)	3.62%		2.60%		12.65%	12.40%	(9.61)%	2.12%
Net assets applicable to common shares, end of period (000’s omitted)	$921,483		$903,856		$955,569	$960,243	$898,745	$979,842
Portfolio turnover rate(d)	5%		14%		10%	10%	14%	14%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	2.14	%(e)	1.92%		1.51%	1.57%	1.65%	1.63%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	1.02	%(e)	0.97%		0.89%	0.91%	0.92%	0.98%
Without fee waivers and/or expense reimbursements	2.14	%(e)	1.95%		1.62%	1.69%	1.80%	1.71%
Ratio of net investment income before preferred share dividends	5.36	%(e)	5.53	%(f)	6.10%	6.01%	6.26%	5.73%
Preferred share dividends	N/A		N/A		N/A	N/A	N/A	0.01%
Ratio of net investment income after preferred share dividends	5.37	%(e)	5.53	%(f)	6.10%	6.01%	6.26%	5.72%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$367,600		$367,600		$367,600	$367,600	$367,600	$367,600
Asset coverage per preferred share(g)	$350,676		$345,880		$359,948	$361,212	$344,435	$366,449
Liquidating preference per preferred share	$100,000		$100,000		$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $585,883,160 and sales of $40,781,464 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Municipal Premium Income Trust, Invesco Van Kampen Select Sector Municipal Trust and Invesco Van Kampen Trust for Value Municipals into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $911,571.
(f)	Amount includes the effect of insurance settlement proceeds received related to ARPS previously issued by the Trust. The ratio of net investment income excluding these payments would have been 5.42%.
(g)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.

N/A = Not Applicable

34                         Invesco Municipal Opportunity Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Municipal Opportunity Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2016 to the performance of funds in the Broadridge performance universe and against the Lipper Closed-End General Leveraged Municipal Debt Funds Index. The Board noted that the Fund’s performance was in the third quintile of its performance universe for the one and five year periods and the fourth quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was

35                         Invesco Municipal Opportunity Trust

below the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other closed end funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the below the rate of two such closed end funds and above the rate of three such closed end funds.

The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

36                         Invesco Municipal Opportunity Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Municipal Opportunity Trust (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Teresa M. Ressel	57,825,860	2,208,805
	Larry Soll	57,872,108	2,162,557
	Philip A. Taylor	58,007,486	2,027,179
	Christopher L. Wilson	57,957,410	2,077,255
(2).	David C. Arch	3,676	0

37                         Invesco Municipal Opportunity Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06567	VK-CE-MOPP-SAR-1 10182017 1529

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Municipal Opportunity Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.